Fair Value Measures (Details) - Schedule of Marketable Securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current marketable securities (due within 1 year)
Amortized cost	$ 460	$ 44,550
Unrealized loss		(81)
Estimated fair value	460	44,469
Corporate bonds [Member]
Current marketable securities (due within 1 year)
Amortized cost	427	34,589
Unrealized loss		(72)
Estimated fair value	427	34,517
Mutual funds [Member]
Current marketable securities (due within 1 year)
Amortized cost	33
Unrealized loss
Estimated fair value	$ 33
Municipal bonds [Member]
Current marketable securities (due within 1 year)
Amortized cost		9,961
Unrealized loss		(9)
Estimated fair value		$ 9,952